Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BlackRock Advantage CoreAlpha Bond Fund - Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	2.20%	(0.30%)	1.46%
BlackRock Advantage CoreAlpha Bond Fund - Investor A Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(2.14%)	(1.36%)	0.75%
BlackRock Advantage CoreAlpha Bond Fund - Investor C Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	0.09%	(1.29%)	0.58%
BlackRock Advantage CoreAlpha Bond Fund Class - K Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	2.13%	(0.25%)	1.51%
Without Sales Load [Member] | BlackRock Advantage CoreAlpha Bond Fund - Investor A Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	1.94%	(0.55%)	1.16%
Without Sales Load [Member] | BlackRock Advantage CoreAlpha Bond Fund - Investor C Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	1.07%	(1.29%)	0.58%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%